FEDERATED TOTAL RETURN BOND FUND
(A Portfolio of Federated Total Return Series, Inc.)
Class A shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Institutional Service Shares

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION (SAI) DATED JANUARY 31, 2004.

Under the heading entitled "Securities in Which the Fund Invests," immediately after the section entitled "Z Classes and Residual Classes," please add the following:

     NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES

     Non-governmental  mortgage-backed  securities  (including  non-governmental
     CMOs) are issued by private entities, rather than by U. S. government agencies. The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.














                                                                 August 31, 2004

Cusips

31428Q820
31428Q812
31428Q796
31428Q770
31428Q101
31428Q507


31116 (8/04)